RISK MANAGEMENT - Structural foreign exchange risk - Net financial asset (liability) position (Details) $ in Millions, $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 274,682,875		$ 343,332,362
Financial liabilities	247,219,098		308,858,471
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	58,122,395	$ 11,985	156,707,240	$ 30,212
Financial liabilities	76,780,619	15,938	159,908,740	31,940
Net financial asset (liability) position	$ (18,658,224)	(3,953)	$ (3,201,500)	(1,728)
Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		98		9,150
Financial liabilities		24		8,227
Net financial asset (liability) position		$ 74		$ 923